MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

June 27, 2014

VIA EDGAR AND E-MAIL

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549

Re:                             Protective Life Insurance Company

Protective Variable Annuity Separate Account, No. 811-8108

Protective Dimension, No. 333-176657

Post-Effective Amendment No. 10 to Registration Statement on Form N-4

Commissioners:

On behalf of Protective Life Insurance Company (“the Company”) and Protective Variable Annuity Separate Account (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 (the “Securities Act”), the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 10 to the Form N-4 registration statement for certain variable annuity contracts (“Protective Dimensions”) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 to describe a revised version of the SecurePay benefit available under Protective Dimensions effective September 1, 2014.

If you have any questions, or require any additional information, please contact me at 205.268.3581. You may also contact Elisabeth Bentzinger with Sutherland Asbill & Brennan at 202.383.0717.  We thank you for your assistance with this filing.

Very truly yours,

/s/ Max Berueffy
Max Berueffy

cc:	Elisabeth Bentzinger, Esq.
Sutherland Asbill & Brennan